LVIP JPMorgan High Yield Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.19%
DISH Network 3.38% exercise price $3.37, maturity date 8/15/26	1,404,000	$ 1,349,665
Liberty Interactive
3.75% exercise price $3.75, maturity date 2/15/30	129,589	99,298
4.00% exercise price $4.00, maturity date 11/15/29	176,015	134,652
Total Convertible Bonds (Cost $1,401,866)		1,583,615
CORPORATE BONDS–87.03%
Advertising–0.35%
Clear Channel Outdoor Holdings 7.75% 4/15/28	1,040,000	1,028,560
Lamar Media 4.88% 1/15/29	865,000	901,762
National CineMedia 5.88% 4/15/28	490,000	455,700
Outfront Media Capital 5.00% 8/15/27	540,000	545,400
		2,931,422
Aerospace & Defense–1.09%
BWX Technologies 4.13% 4/15/29	1,071,000	1,085,726
Howmet Aerospace
5.90% 2/1/27	376,000	426,760
6.75% 1/15/28	1,400,000	1,652,000
6.88% 5/1/25	965,000	1,118,194
Rolls-Royce 5.75% 10/15/27	545,000	579,907
Spirit AeroSystems
5.50% 1/15/25	470,000	497,025
7.50% 4/15/25	920,000	989,644
TransDigm 6.25% 3/15/26	2,499,000	2,649,440
Triumph Group 8.88% 6/1/24	109,000	122,647
		9,121,343
Airlines–0.86%
American Airlines
5.50% 4/20/26	1,320,000	1,373,711
5.75% 4/20/29	1,144,000	1,216,815
Delta Air Lines
4.50% 10/20/25	725,000	773,864
4.75% 10/20/28	1,015,000	1,103,707
Mileage Plus Holdings 6.50% 6/20/27	1,747,500	1,915,697
United Airlines Holdings 4.88% 1/15/25	772,000	786,382
		7,170,176
Apparel–0.09%
William Carter 5.63% 3/15/27	685,000	723,531
		723,531
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–2.43%
Allison Transmission
3.75% 1/30/31	662,000	$ 641,313
5.88% 6/1/29	95,000	103,866
Ford Motor
8.50% 4/21/23	656,000	731,440
9.00% 4/22/25	656,000	794,491
9.63% 4/22/30	814,000	1,135,970
Ford Motor Credit
2.98% 8/3/22	200,000	203,000
3.37% 11/17/23	630,000	645,750
3.38% 11/13/25	1,003,000	1,020,051
4.00% 11/13/30	1,127,000	1,117,973
4.13% 8/4/25	450,000	470,666
4.13% 8/17/27	2,028,000	2,093,910
4.27% 1/9/27	1,230,000	1,276,125
4.39% 1/8/26	725,000	762,026
4.54% 8/1/26	3,515,000	3,719,573
4.69% 6/9/25	1,315,000	1,395,642
5.13% 6/16/25	1,358,000	1,466,640
General Motors
6.13% 10/1/25	572,000	672,620
6.80% 10/1/27	288,000	357,282
JB Poindexter 7.13% 4/15/26	765,000	808,031
PM General Purchaser 9.50% 10/1/28	763,000	814,502
		20,230,871
Auto Parts & Equipment–2.60%
Adient
7.00% 5/15/26	26,000	27,690
9.00% 4/15/25	468,000	519,480
Adient Global Holdings 4.88% 8/15/26	920,000	950,893
Allison Transmission 4.75% 10/1/27	2,296,000	2,440,189
American Axle & Manufacturing
6.25% 4/1/25	1,461,000	1,504,830
6.25% 3/15/26	1,317,000	1,348,937
6.50% 4/1/27	1,776,000	1,842,600
6.88% 7/1/28	510,000	534,674
BorgWarner 5.00% 10/1/25	1,815,000	2,090,336
Clarios Global
6.25% 5/15/26	450,000	477,918
6.75% 5/15/25	1,040,000	1,112,488
Cooper-Standard Automotive
5.63% 11/15/26	2,560,000	2,163,200
13.00% 6/1/24	1,080,000	1,231,200
Dana
5.38% 11/15/27	1,895,000	1,989,750
5.63% 6/15/28	239,000	255,730
Goodyear Tire & Rubber 5.25% 4/30/31	688,000	688,000
Tenneco
5.00% 7/15/26	910,000	857,675
LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Tenneco (continued)
5.13% 4/15/29	630,000	$ 622,125
5.38% 12/15/24	445,000	446,589
7.88% 1/15/29	480,000	538,656
		21,642,960
Banks–1.03%
μBank of America
6.10% 3/17/25	1,396,000	1,549,560
6.25% 9/5/24	845,000	935,246
μBarclays
7.75% 9/15/23	527,000	575,062
8.00% 6/15/24	996,000	1,105,560
Barclays Bank 7.63% 11/21/22	315,000	345,689
μCitigroup
5.95% 5/15/25	370,000	398,675
6.25% 8/15/26	1,070,000	1,222,475
μCredit Agricole 8.13% 12/23/25	494,000	595,270
μNatwest Group 8.63% 8/15/21	335,000	342,956
μSociete Generale 7.38% 9/13/21	1,465,000	1,496,498
		8,566,991
Beverages–0.06%
Triton Water Holdings 6.25% 4/1/29	471,000	480,420
		480,420
Biotechnology–0.21%
Advanz Pharma 8.00% 9/6/24	863,000	884,489
Emergent BioSolutions 3.88% 8/15/28	850,000	830,875
		1,715,364
Building Materials–1.13%
American Woodmark 4.88% 3/15/26	915,000	938,515
Boise Cascade 4.88% 7/1/30	190,000	199,025
Forterra Finance / FRTA Finance 6.50% 7/15/25	575,000	618,125
Griffon 5.75% 3/1/28	1,410,000	1,499,887
JELD-WEN
4.88% 12/15/27	1,200,000	1,240,860
6.25% 5/15/25	520,000	552,500
PGT Innovations 6.75% 8/1/26	800,000	850,000
Standard Industries
3.38% 1/15/31	415,000	393,213
4.75% 1/15/28	1,840,000	1,907,344
5.00% 2/15/27	445,000	463,913
Summit Materials
5.13% 6/1/25	400,000	406,000
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
Summit Materials (continued)
5.25% 1/15/29	379,000	$ 395,581
		9,464,963
Chemicals–2.35%
Axalta Coating Systems 3.38% 2/15/29	713,000	695,318
Axalta Coating Systems / Axalta Coating Systems Dutch Holding 4.75% 6/15/27	2,024,000	2,115,687
Chemours
5.75% 11/15/28	820,000	863,390
7.00% 5/15/25	1,816,000	1,867,756
CVR Partners 9.25% 6/15/23	2,851,000	2,875,946
Element Solutions 3.88% 9/1/28	814,000	803,214
GCP Applied Technologies 5.50% 4/15/26	300,000	308,610
Hexion 7.88% 7/15/27	995,000	1,069,874
INEOS Group Holdings 5.63% 8/1/24	200,000	202,500
INEOS Quattro Finance 3.38% 1/15/26	992,000	992,000
Nouryon Holding 8.00% 10/1/26	520,000	553,150
NOVA Chemicals
4.88% 6/1/24	1,406,000	1,469,270
5.00% 5/1/25	313,000	326,303
5.25% 8/1/23	378,000	380,362
5.25% 6/1/27	826,000	866,780
Trinseo Materials Operating SCA 5.38% 9/1/25	2,072,000	2,129,809
Trinseo Materials Operating SCA / Trinseo Materials Finance 5.13% 4/1/29	592,000	610,500
Valvoline 4.25% 2/15/30	570,000	581,400
Venator Finance Sarl / Venator Materials 9.50% 7/1/25	815,000	910,762
		19,622,631
Commercial Services–3.52%
ADT Security 4.88% 7/15/32	1,600,000	1,626,000
Allied Universal Holdco
6.63% 7/15/26	374,000	396,619
9.75% 7/15/27	373,000	409,256
Avis Budget Car Rental
5.25% 3/15/25	1,704,000	1,729,560
5.75% 7/15/27	897,000	929,516
6.38% 4/1/24	1,035,000	1,052,181
Avis Budget Car Rental / Avis Budget Finance 5.38% 3/1/29	609,000	629,965
Brink's 4.63% 10/15/27	2,313,000	2,370,073

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Gartner
3.75% 10/1/30	385,000	$ 381,816
4.50% 7/1/28	755,000	778,594
Herc Holdings 5.50% 7/15/27	1,562,000	1,662,280
‡Hertz
5.50% 10/15/24	656,000	653,540
6.00% 1/15/28	2,613,000	2,619,532
7.13% 8/1/26	805,000	803,994
7.63% 6/1/22	254,000	273,050
Jaguar Holding / PPD Development
4.63% 6/15/25	309,000	322,380
5.00% 6/15/28	310,000	322,865
NESCO Holdings II 5.50% 4/15/29	275,000	282,095
Nielsen Finance 5.00% 4/15/22	228,000	228,047
Prime Security Services Borrower
3.38% 8/31/27	726,000	704,220
5.25% 4/15/24	947,000	1,010,118
5.75% 4/15/26	400,000	432,820
Sabre GLBL
7.38% 9/1/25	1,170,000	1,276,821
9.25% 4/15/25	583,000	695,227
Service International
3.38% 8/15/30	556,000	542,684
4.63% 12/15/27	75,000	79,031
5.13% 6/1/29	990,000	1,062,468
8.00% 11/15/21	370,000	385,429
Team Health Holdings 6.38% 2/1/25	777,000	684,677
United Rentals North America
3.88% 2/15/31	807,000	811,035
4.88% 1/15/28	391,000	411,868
5.25% 1/15/30	2,310,000	2,507,043
5.50% 5/15/27	770,000	821,205
5.88% 9/15/26	443,000	463,489
		29,359,498
Computers–1.46%
Booz Allen Hamilton 3.88% 9/1/28	741,000	744,890
Dell International
5.88% 6/15/21	165,000	165,206
6.10% 7/15/27	280,000	336,602
6.20% 7/15/30	280,000	347,677
7.13% 6/15/24	2,225,000	2,290,359
Diebold Nixdorf 9.38% 7/15/25	155,000	172,631
Exela Intermediate 10.00% 7/15/23	2,800,000	1,015,000
MTS Systems 5.75% 8/15/27	773,000	842,087
NCR
5.00% 10/1/28	486,000	490,860
5.13% 4/15/29	783,000	788,877
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
NCR (continued)
5.75% 9/1/27	2,432,000	$ 2,573,360
6.13% 9/1/29	1,050,000	1,111,688
8.13% 4/15/25	425,000	465,375
Presidio Holdings 4.88% 2/1/27	505,000	517,635
Science Applications International 4.88% 4/1/28	285,000	294,619
		12,156,866
Cosmetics & Personal Care–0.20%
Edgewell Personal Care
4.13% 4/1/29	450,000	447,390
5.50% 6/1/28	1,145,000	1,209,120
		1,656,510
Distribution/Wholesale–0.40%
Performance Food Group
5.50% 10/15/27	624,000	652,554
6.88% 5/1/25	160,000	170,800
Wolverine Escrow
8.50% 11/15/24	120,000	119,700
9.00% 11/15/26	2,083,000	2,081,021
13.13% 11/15/27	365,000	313,900
		3,337,975
Diversified Financial Services–1.74%
Ally Financial 5.75% 11/20/25	1,919,000	2,180,132
Curo Group Holdings 8.25% 9/1/25	1,262,000	1,265,155
@Global Aircraft Leasing 6.50% 9/15/24	1,079,182	1,034,936
•ILFC E-Capital Trust I 4.00% 12/21/65	640,000	518,400
•ILFC E-Capital Trust II 4.22% 12/21/65	1,566,000	1,299,780
Nationstar Mortgage Holdings
5.13% 12/15/30	504,000	497,070
5.50% 8/15/28	644,000	646,608
OneMain Finance
4.00% 9/15/30	340,000	330,650
6.13% 5/15/22	740,000	775,150
6.13% 3/15/24	785,000	847,800
6.63% 1/15/28	410,000	464,657
7.13% 3/15/26	597,000	688,550
Park Aerospace Holdings 5.50% 2/15/24	1,000,000	1,087,034
Quicken Loans
3.63% 3/1/29	807,000	776,737
3.88% 3/1/31	143,000	137,638
5.25% 1/15/28	1,843,000	1,935,150
		14,485,447

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–1.03%
Calpine
4.63% 2/1/29	1,106,000	$ 1,077,565
5.00% 2/1/31	557,000	543,632
Clearway Energy Operating 5.00% 9/15/26	682,000	704,574
NextEra Energy Operating Partners 4.25% 9/15/24	89,000	93,895
NRG Energy
3.38% 2/15/29	400,000	390,500
3.63% 2/15/31	337,000	328,575
5.25% 6/15/29	425,000	454,750
6.63% 1/15/27	1,847,000	1,920,880
PG&E
5.00% 7/1/28	803,000	848,349
5.25% 7/1/30	199,000	210,940
Pike 5.50% 9/1/28	641,000	652,217
Texas Competitive Electric Holdings 11.50% 10/1/20	3,115,000	6,230
=Texas Competitive Electric Holdings Escrow 1.00% 10/20/99	6,255,000	9,383
=Texas Competitive Electric Holdings Escrow (Nonext) 1.00% 12/30/99	1,920,000	1,920
Vine Energy Holdings 6.75% 4/15/29	1,320,000	1,320,000
		8,563,410
Electrical Components & Equipment–0.73%
Energizer Holdings
4.38% 3/31/29	1,636,000	1,641,726
4.75% 6/15/28	1,097,000	1,131,281
WESCO Distribution
5.38% 6/15/24	733,000	746,744
7.13% 6/15/25	1,152,000	1,259,712
7.25% 6/15/28	1,152,000	1,286,087
		6,065,550
Electronics–0.34%
Sensata Technologies
3.75% 2/15/31	546,000	538,323
4.00% 4/15/29	832,000	847,001
4.88% 10/15/23	435,000	465,929
5.00% 10/1/25	391,000	432,055
5.63% 11/1/24	531,000	589,410
		2,872,718
Engineering & Construction–0.27%
MasTec 4.50% 8/15/28	1,940,000	2,012,750
Weekley Homes 4.88% 9/15/28	271,000	277,775
		2,290,525
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–2.61%
AMC Entertainment Holdings
10.50% 4/24/26	449,000	$ 474,818
@12.00% 6/15/26	1,255,045	1,020,352
Boyne USA 7.25% 5/1/25	1,716,000	1,783,782
Cedar Fair
5.25% 7/15/29	205,000	210,717
5.38% 4/15/27	67,000	68,675
5.50% 5/1/25	590,000	620,999
Cinemark USA
4.88% 6/1/23	853,000	847,839
8.75% 5/1/25	407,000	445,665
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50% 2/15/23	1,233,000	1,276,155
International Game Technology
4.13% 4/15/26	350,000	359,653
5.25% 1/15/29	376,000	392,168
6.50% 2/15/25	1,439,000	1,579,302
Live Nation Entertainment
3.75% 1/15/28	564,000	556,245
4.75% 10/15/27	1,090,000	1,098,175
4.88% 11/1/24	649,000	660,487
5.63% 3/15/26	677,000	703,132
6.50% 5/15/27	750,000	832,500
Six Flags Entertainment
4.88% 7/31/24	1,295,000	1,307,458
5.50% 4/15/27	866,000	897,393
Six Flags Theme Parks 7.00% 7/1/25	962,000	1,040,162
Stars Group Holdings 7.00% 7/15/26	918,000	959,310
Vail Resorts 6.25% 5/15/25	2,031,000	2,165,554
WMG Acquisition 3.00% 2/15/31	1,462,000	1,389,339
Wynn Resorts Finance 5.13% 10/1/29	1,064,000	1,089,004
		21,778,884
Environmental Control–0.31%
Clean Harbors 4.88% 7/15/27	735,000	775,425
GFL Environmental
3.75% 8/1/25	686,000	696,290
4.00% 8/1/28	603,000	583,402
Harsco 5.75% 7/31/27	156,000	159,705
Stericycle 3.88% 1/15/29	373,000	368,338
		2,583,160
Food–2.14%
Albertsons/Safeway/New Albertsons 5.88% 2/15/28	834,000	889,253
B&G Foods 5.25% 4/1/25	1,724,000	1,771,410
Dole Food 7.25% 6/15/25	1,510,000	1,549,796

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Lamb Weston Holdings
4.88% 11/1/26	1,110,000	$ 1,148,018
4.88% 5/15/28	448,000	483,750
New Albertsons
3.25% 3/15/26	699,000	696,323
3.50% 2/15/23	430,000	438,600
3.50% 3/15/29	1,371,000	1,304,698
4.63% 1/15/27	865,000	896,525
5.75% 3/15/25	301,000	310,843
6.63% 6/1/28	569,000	648,660
7.45% 8/1/29	154,000	181,720
7.50% 3/15/26	1,361,000	1,503,381
7.75% 6/15/26	672,000	762,720
8.00% 5/1/31	644,000	789,705
Post Holdings
5.63% 1/15/28	965,000	1,015,402
5.75% 3/1/27	3,125,000	3,286,750
TreeHouse Foods 4.00% 9/1/28	132,000	132,933
		17,810,487
Food Service–0.11%
Aramark Services 5.00% 2/1/28	917,000	951,617
		951,617
Gas–0.22%
AmeriGas Partners
5.50% 5/20/25	680,000	739,500
5.63% 5/20/24	291,000	323,156
5.75% 5/20/27	520,000	566,800
5.88% 8/20/26	220,000	242,088
		1,871,544
Health Care Products–0.61%
Avantor Funding 4.63% 7/15/28	1,671,000	1,745,126
Hill-Rom Holdings
4.38% 9/15/27	375,000	386,250
5.00% 2/15/25	758,000	778,466
Hologic 3.25% 2/15/29	2,184,000	2,156,700
		5,066,542
Health Care Services–7.46%
Acadia Healthcare 5.00% 4/15/29	457,000	474,238
Catalent Pharma Solutions
3.13% 2/15/29	211,000	202,560
5.00% 7/15/27	142,000	148,745
Centene
4.25% 12/15/27	2,466,000	2,593,927
4.63% 12/15/29	4,915,000	5,319,529
5.38% 6/1/26	461,000	482,068
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
CHS/Community Health Systems
5.63% 3/15/27	870,000	$ 911,325
6.00% 1/15/29	435,000	460,012
8.00% 3/15/26	1,453,000	1,571,129
Community Health Systems 4.75% 2/15/31	735,000	718,021
DaVita
3.75% 2/15/31	1,711,000	1,631,832
4.63% 6/1/30	530,000	539,996
Encompass Health
4.50% 2/1/28	3,401,000	3,483,032
4.63% 4/1/31	474,000	490,590
Envision Healthcare 8.75% 10/15/26	716,000	529,840
Global Medical Response 6.50% 10/1/25	940,000	972,900
HCA
3.50% 9/1/30	1,665,000	1,679,102
5.38% 2/1/25	5,506,000	6,142,026
5.38% 9/1/26	3,920,000	4,419,800
5.63% 9/1/28	412,000	473,800
5.88% 2/15/26	7,118,000	8,159,007
5.88% 2/1/29	200,000	233,000
IQVIA
5.00% 10/15/26	1,826,000	1,896,757
5.00% 5/15/27	1,259,000	1,329,246
Molina Healthcare 3.88% 11/15/30	752,000	773,620
Radiology Partners 9.25% 2/1/28	825,000	898,219
RP Escrow Issuer 5.25% 12/15/25	425,000	440,406
Syneos Health 3.63% 1/15/29	187,000	181,858
Tenet Healthcare
4.63% 7/15/24	2,870,000	2,929,380
4.63% 9/1/24	326,000	335,373
4.63% 6/15/28	397,000	406,917
4.88% 1/1/26	4,140,000	4,304,606
5.13% 5/1/25	2,111,000	2,140,660
5.13% 11/1/27	1,325,000	1,385,552
6.25% 2/1/27	2,750,000	2,903,629
7.50% 4/1/25	568,000	613,253
		62,175,955
Home Furnishings–0.37%
Tempur Sealy International
4.00% 4/15/29	1,487,000	1,479,565
5.50% 6/15/26	1,568,000	1,624,840
		3,104,405
Household Products Wares–0.70%
ACCO Brands 4.25% 3/15/29	1,630,000	1,585,664
Central Garden & Pet
4.13% 10/15/30	651,000	657,510

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Wares (continued)
Central Garden & Pet (continued)
5.13% 2/1/28	1,592,000	$ 1,679,560
Spectrum Brands
3.88% 3/15/31	357,000	349,414
5.00% 10/1/29	572,000	603,460
5.50% 7/15/30	840,000	898,800
5.75% 7/15/25	104,000	107,250
		5,881,658
Housewares–0.54%
CD&R Smokey Buyer 6.75% 7/15/25	953,000	1,022,093
Newell Brands
4.70% 4/1/26	1,463,000	1,614,260
4.88% 6/1/25	395,000	435,981
5.88% 4/1/36	250,000	306,250
Scotts Miracle-Gro
4.00% 4/1/31	819,000	807,534
4.50% 10/15/29	274,000	282,480
		4,468,598
Internet–1.21%
Arches Buyer
4.25% 6/1/28	744,000	742,661
6.13% 12/1/28	350,000	360,500
Expedia Group 6.25% 5/1/25	254,000	293,805
Netflix
4.88% 4/15/28	2,500,000	2,828,125
4.88% 6/15/30	1,360,000	1,566,094
5.38% 11/15/29	1,105,000	1,306,718
5.88% 11/15/28	648,000	783,800
Photo Holdings Merger Sub 8.50% 10/1/26	1,975,000	2,140,406
TripAdvisor 7.00% 7/15/25	68,000	73,542
		10,095,651
Iron & Steel–0.51%
Allegheny Technologies 5.88% 12/1/27	565,000	584,775
Big River Steel / BRS Finance 6.63% 1/31/29	873,000	950,870
Carpenter Technology 6.38% 7/15/28	573,000	615,908
Cleveland-Cliffs
4.63% 3/1/29	708,000	706,796
4.88% 3/1/31	507,000	505,733
United States Steel 6.88% 3/1/29	896,000	916,160
		4,280,242
Leisure Time–0.84%
Carnival
10.50% 2/1/26	289,000	339,936
11.50% 4/1/23	567,000	649,924
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time (continued)
Constellation Merger Sub 8.50% 9/15/25	1,147,000	$ 1,081,048
Royal Caribbean Cruises
9.13% 6/15/23	179,000	197,245
10.88% 6/1/23	524,000	602,757
11.50% 6/1/25	1,519,000	1,771,534
Vista Outdoor 4.50% 3/15/29	2,356,000	2,331,156
		6,973,600
Lodging–2.02%
Boyd Gaming
6.00% 8/15/26	291,000	302,982
6.38% 4/1/26	805,000	831,163
Hilton Domestic Operating
3.75% 5/1/29	335,000	331,650
4.00% 5/1/31	201,000	201,000
4.88% 1/15/30	722,000	765,898
5.38% 5/1/25	236,000	248,744
5.75% 5/1/28	659,000	709,262
Hilton Grand Vacations Borrower 6.13% 12/1/24	845,000	878,977
Hilton Worldwide Finance 4.88% 4/1/27	858,000	895,538
Hyatt Hotels
5.38% 4/23/25	280,000	314,150
5.75% 4/23/30	280,000	327,234
Marriott International
4.63% 6/15/30	416,000	465,377
5.75% 5/1/25	365,000	418,835
Marriott Ownership Resorts
4.75% 1/15/28	45,000	45,450
6.13% 9/15/25	784,000	832,708
6.50% 9/15/26	1,627,000	1,699,198
MGM Resorts International
4.63% 9/1/26	1,102,000	1,155,618
5.50% 4/15/27	1,266,000	1,360,950
5.75% 6/15/25	430,000	468,700
6.00% 3/15/23	1,255,000	1,344,419
Station Casinos
4.50% 2/15/28	1,460,000	1,454,532
5.00% 10/1/25	627,000	634,838
Wynn Las Vegas 5.50% 3/1/25	1,093,000	1,154,754
		16,841,977
Machinery Construction & Mining–0.47%
BWX Technologies
4.13% 6/30/28	686,000	694,575
5.38% 7/15/26	850,000	877,625
Terex
5.00% 5/15/29	457,000	473,087
5.63% 2/1/25	1,795,000	1,845,493
		3,890,780

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified–0.26%
ATS Automation Tooling Systems 4.13% 12/15/28	255,000	$ 252,769
RBS Global 4.88% 12/15/25	765,000	780,530
SPX FLOW 5.88% 8/15/26	802,000	835,082
Vertical Holdco Gmbh 7.63% 7/15/28	280,000	301,070
		2,169,451
Media–10.65%
Altice Financing 7.50% 5/15/26	1,950,000	2,037,750
CCO Holdings
4.25% 2/1/31	2,019,000	2,023,482
4.75% 3/1/30	5,436,000	5,633,055
5.00% 2/1/28	3,001,000	3,174,008
5.13% 5/1/27	7,030,000	7,432,924
5.38% 6/1/29	1,228,000	1,317,030
5.50% 5/1/26	1,470,000	1,516,011
5.75% 2/15/26	3,444,000	3,553,347
Clear Channel Worldwide Holdings
5.13% 8/15/27	2,245,000	2,257,909
9.25% 2/15/24	2,200,000	2,288,660
CSC Holdings
5.38% 2/1/28	800,000	841,000
5.50% 5/15/26	2,059,000	2,122,829
5.88% 9/15/22	735,000	776,090
6.50% 2/1/29	3,580,000	3,955,900
6.75% 11/15/21	433,000	444,366
7.50% 4/1/28	615,000	678,222
Diamond Sports Group 5.38% 8/15/26	890,000	640,800
DISH DBS
5.00% 3/15/23	558,000	582,133
5.88% 7/15/22	132,000	137,874
5.88% 11/15/24	7,957,000	8,321,590
6.75% 6/1/21	3,017,000	3,041,136
7.75% 7/1/26	2,685,000	2,963,528
Entercom Media
6.50% 5/1/27	761,000	786,684
7.25% 11/1/24	1,105,000	1,143,675
GCI 4.75% 10/15/28	1,145,000	1,172,194
Gray Television
4.75% 10/15/30	405,000	401,456
5.88% 7/15/26	718,000	744,027
7.00% 5/15/27	112,000	121,800
iHeartCommunications
5.25% 8/15/27	613,000	630,538
6.38% 5/1/26	797,062	845,882
8.38% 5/1/27	2,920,299	3,132,021
Liberty Interactive 8.25% 2/1/30	352,000	399,520
Meredith
6.50% 7/1/25	892,000	957,009
6.88% 2/1/26	1,418,000	1,458,307
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Midcontinent Communications 5.38% 8/15/27	531,000	$ 552,081
Nexstar Broadcasting
4.75% 11/1/28	900,000	909,481
5.63% 7/15/27	4,247,000	4,451,366
Scripps Escrow II
3.88% 1/15/29	301,000	295,733
5.38% 1/15/31	291,000	288,818
Sinclair Television Group
4.13% 12/1/30	1,035,000	997,481
5.88% 3/15/26	84,000	85,470
Sirius XM Radio
4.13% 7/1/30	285,000	285,328
4.63% 7/15/24	735,000	757,123
5.00% 8/1/27	2,851,000	2,990,842
5.38% 7/15/26	2,200,000	2,271,500
5.50% 7/1/29	814,000	880,137
TEGNA 5.50% 9/15/24	143,000	145,324
UPC Holding 5.50% 1/15/28	160,000	165,352
μViacomCBS
5.88% 2/28/57	887,000	901,467
6.25% 2/28/57	1,145,000	1,272,221
Videotron
5.13% 4/15/27	1,383,000	1,461,658
5.38% 6/15/24	798,000	879,244
Virgin Media Secured Finance
5.50% 8/15/26	1,130,000	1,172,494
5.50% 5/15/29	456,000	483,930
		88,779,807
Metal Fabricate & Hardware–0.14%
Hillman Group 6.38% 7/15/22	1,210,000	1,211,513
		1,211,513
Mining–1.33%
Alcoa Nederland Holding
5.50% 12/15/27	789,000	849,280
6.75% 9/30/24	2,110,000	2,180,685
7.00% 9/30/26	878,000	926,290
Arconic
6.00% 5/15/25	912,000	982,940
6.13% 2/15/28	1,229,000	1,308,885
Constellium 5.75% 5/15/24	250,000	253,125
FMG Resources 4.38% 4/1/31	564,000	574,225
Freeport-McMoRan
4.13% 3/1/28	1,140,000	1,198,368
4.38% 8/1/28	693,000	735,100
5.40% 11/14/34	150,000	178,577
5.45% 3/15/43	185,000	222,555
Novelis
4.75% 1/30/30	890,000	917,323
5.88% 9/30/26	750,000	782,812
		11,110,165

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Miscellaneous Manufacturing–0.23%
Bombardier
7.50% 12/1/24	1,457,000	$ 1,455,179
7.50% 3/15/25	465,000	457,444
		1,912,623
Office Business Equipment–0.24%
CDW
3.25% 2/15/29	489,000	482,887
4.25% 4/1/28	1,000,000	1,035,000
5.50% 12/1/24	435,000	476,743
		1,994,630
Oil & Gas–4.98%
Antero Resources
5.63% 6/1/23	804,000	806,718
7.63% 2/1/29	400,000	426,000
8.38% 7/15/26	608,000	670,320
Apache
4.63% 11/15/25	146,000	150,424
4.88% 11/15/27	146,000	149,650
Baytex Energy 8.75% 4/1/27	1,290,000	1,170,675
California Resources 7.13% 2/1/26	795,000	809,079
Callon Petroleum
6.13% 10/1/24	385,000	327,250
6.25% 4/15/23	685,000	609,650
6.38% 7/1/26	228,000	180,120
Cenovus Energy 5.38% 7/15/25	959,000	1,077,738
Chesapeake Energy
5.50% 2/1/26	643,000	669,295
5.88% 2/1/29	304,000	322,240
CNX Resources 6.00% 1/15/29	493,000	512,316
Comstock Resources
6.75% 3/1/29	1,503,000	1,540,575
7.50% 5/15/25	572,000	593,450
9.75% 8/15/26	300,000	326,250
Continental Resources 5.75% 1/15/31	1,185,000	1,338,884
Endeavor Energy Resources 6.63% 7/15/25	481,000	514,064
EQT
3.90% 10/1/27	465,000	474,300
5.00% 1/15/29	320,000	342,400
7.63% 2/1/25	350,000	402,810
‡Gulfport Energy
6.00% 10/15/24	1,110,000	993,450
6.38% 5/15/25	196,000	176,400
6.38% 1/15/26	1,155,000	1,039,500
Hilcorp Energy I 6.25% 11/1/28	767,000	790,010
Hilcorp Energy I / Hilcorp Finance
5.75% 2/1/29	378,000	381,308
6.00% 2/1/31	490,000	497,350
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
MEG Energy
5.88% 2/1/29	301,000	$ 301,753
6.50% 1/15/25	408,000	421,444
7.13% 2/1/27	1,142,000	1,196,245
Nabors Industries 7.25% 1/15/26	515,000	427,450
Occidental Petroleum
2.70% 8/15/22	192,000	192,072
3.40% 4/15/26	1,720,000	1,670,120
3.50% 6/15/25	245,000	242,550
5.50% 12/1/25	510,000	539,325
5.88% 9/1/25	559,000	597,459
6.13% 1/1/31	879,000	970,592
6.38% 9/1/28	479,000	525,753
6.63% 9/1/30	479,000	538,300
8.00% 7/15/25	1,259,000	1,445,244
8.50% 7/15/27	919,000	1,089,015
8.88% 7/15/30	1,069,000	1,348,009
Ovintiv
6.50% 8/15/34	215,000	260,293
8.13% 9/15/30	290,000	382,994
PBF Holding
6.00% 2/15/28	685,000	506,044
9.25% 5/15/25	599,000	611,549
Precision Drilling
5.25% 11/15/24	215,000	198,875
7.13% 1/15/26	789,000	766,087
Range Resources
8.25% 1/15/29	392,000	419,440
9.25% 2/1/26	1,870,000	2,031,792
SM Energy
6.63% 1/15/27	616,000	569,800
6.75% 9/15/26	379,000	350,196
Southwestern Energy
6.45% 1/23/25	570,000	611,852
8.38% 9/15/28	1,400,000	1,536,500
Sunoco 4.50% 5/15/29	474,000	472,223
Transocean 11.50% 1/30/27	1,073,000	920,334
Transocean Pontus 6.13% 8/1/25	1,441,300	1,362,028
W&T Offshore 9.75% 11/1/23	499,000	441,465
WPX Energy 5.88% 6/15/28	1,178,000	1,298,509
		41,537,538
Oil & Gas Services–0.17%
Archrock Partners
6.25% 4/1/28	429,000	435,778
6.88% 4/1/27	192,000	200,160
Oceaneering International 6.00% 2/1/28	550,000	526,169
@Telford Offshore 12.00% 12/31/99	640,984	22,434

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas Services (continued)
Transocean Proteus 6.25% 12/1/24	277,200	$ 263,340
		1,447,881
Packaging & Containers–2.08%
Ardagh Packaging Finance / Ardagh Holdings
4.13% 8/15/26	364,000	373,002
5.25% 8/15/27	1,618,000	1,650,489
5.25% 8/15/27	1,121,000	1,143,510
6.00% 2/15/25	506,000	521,433
Berry Global 4.88% 7/15/26	750,000	793,616
GPC Merger Sub 7.13% 8/15/28	268,000	285,085
Greif 6.50% 3/1/27	697,000	734,464
LABL Escrow Issuer 6.75% 7/15/26	2,010,000	2,153,212
Mauser Packaging Solutions Holding
5.50% 4/15/24	3,109,000	3,151,749
7.25% 4/15/25	1,660,000	1,660,000
Owens-Brockway Glass Container
6.38% 8/15/25	460,000	508,300
6.63% 5/13/27	949,000	1,031,682
Reynolds Group Issue 4.00% 10/15/27	1,553,000	1,521,940
TriMas 4.13% 4/15/29	852,000	852,000
Trivium Packaging Finance
5.50% 8/15/26	488,000	511,790
8.50% 8/15/27	445,000	482,914
		17,375,186
Pharmaceuticals–3.35%
AdaptHealth 4.63% 8/1/29	330,000	328,350
Bausch Health
5.00% 1/30/28	266,000	269,325
5.00% 2/15/29	916,000	909,702
5.25% 1/30/30	720,000	723,744
5.25% 2/15/31	670,000	666,797
5.50% 11/1/25	2,732,000	2,806,802
5.75% 8/15/27	453,000	487,541
6.13% 4/15/25	2,435,000	2,496,362
6.25% 2/15/29	140,000	148,815
7.00% 3/15/24	1,062,000	1,086,426
7.00% 1/15/28	715,000	776,168
7.25% 5/30/29	787,000	878,489
9.00% 12/15/25	2,609,000	2,834,600
Bausch Health Americas
8.50% 1/31/27	3,758,000	4,169,031
9.25% 4/1/26	2,757,000	3,054,756
Endo Dac / Endo Finance / Endo Finco
5.88% 10/15/24	580,000	582,900
6.00% 6/30/28	1,103,000	893,430
9.50% 7/31/27	803,000	872,259
Endo Luxembourg Finance I Sarl / Endo 6.13% 4/1/29	470,000	474,113
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
‡Mallinckrodt International Finance
5.50% 4/15/25	870,000	$ 611,175
5.63% 10/15/23	500,000	353,750
5.75% 8/1/22	470,000	319,600
Owens & Minor 4.50% 3/31/29	422,000	424,110
Par Pharmaceutical 7.50% 4/1/27	818,000	867,612
Prestige Brands 5.13% 1/15/28	820,000	859,844
		27,895,701
Pipelines–4.65%
Antero Midstream Partners
5.38% 9/15/24	420,000	423,675
5.75% 3/1/27	435,000	435,096
5.75% 1/15/28	1,287,000	1,287,000
7.88% 5/15/26	892,000	959,364
Blue Racer Midstream 7.63% 12/15/25	336,000	362,114
Buckeye Partners
3.95% 12/1/26	185,000	182,865
4.13% 3/1/25	720,000	734,610
4.13% 12/1/27	190,000	187,625
4.50% 3/1/28	720,000	721,800
Cheniere Energy 4.63% 10/15/28	1,635,000	1,698,013
Cheniere Energy Partners
4.50% 10/1/29	25,000	25,926
5.63% 10/1/26	1,053,000	1,101,122
Chesapeake Energy 4.00% 3/1/31	608,000	618,640
Crestwood Midstream Partners 5.75% 4/1/25	1,380,000	1,387,618
DCP Midstream Operating
3.88% 3/15/23	1,082,000	1,128,959
4.75% 9/30/21	68,000	68,425
4.95% 4/1/22	270,000	276,219
5.38% 7/15/25	355,000	384,687
5.63% 7/15/27	535,000	580,833
6.75% 9/15/37	735,000	820,444
Delek Logistics Partners 6.75% 5/15/25	1,457,000	1,457,000
EnLink Midstream Partners
4.15% 6/1/25	656,000	641,378
4.40% 4/1/24	522,000	526,176
4.85% 7/15/26	312,000	301,401
μ6.00% 12/15/22	1,200,000	744,000
EQM Midstream Partners
4.13% 12/1/26	352,000	349,360
4.50% 1/15/29	764,000	744,487
4.75% 7/15/23	43,000	44,613
4.75% 1/15/31	904,000	876,880
5.50% 7/15/28	275,000	288,678
6.00% 7/1/25	1,007,000	1,083,784

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
EQM Midstream Partners (continued)
6.50% 7/1/27	465,000	$ 505,571
Genesis Energy
6.25% 5/15/26	914,000	872,870
6.50% 10/1/25	80,000	78,420
7.75% 2/1/28	796,000	796,239
8.00% 1/15/27	334,000	338,182
Holly Energy Partners / Holly Energy Finance 5.00% 2/1/28	635,000	643,128
NGL Energy Operating / NGL Energy Finance 7.50% 2/1/26	679,000	697,672
NuStar Logistics
5.63% 4/28/27	925,000	967,638
5.75% 10/1/25	429,000	459,253
6.38% 10/1/30	429,000	463,856
Oasis Midstream Partners / OMP Finance 8.00% 4/1/29	963,000	987,075
PBF Logistics 6.88% 5/15/23	531,000	531,117
μPlains All American Pipeline 6.13% 11/15/22	75,000	60,942
Tallgrass Energy Partners
5.50% 9/15/24	599,000	607,985
6.00% 3/1/27	575,000	580,750
6.00% 12/31/30	500,000	494,250
7.50% 10/1/25	1,903,000	2,048,294
Targa Resources Partners
4.00% 1/15/32	1,369,000	1,287,572
4.25% 11/15/23	2,040,000	2,048,160
4.88% 2/1/31	1,072,000	1,086,204
5.00% 1/15/28	100,000	104,125
5.38% 2/1/27	344,000	356,750
5.88% 4/15/26	1,010,000	1,057,344
6.50% 7/15/27	1,174,000	1,275,762
		38,791,951
Real Estate–0.08%
Kennedy-Wilson
4.75% 3/1/29	345,000	349,313
5.00% 3/1/31	346,000	350,411
		699,724
Real Estate Investment Trusts–2.00%
ESH Hospitality
4.63% 10/1/27	30,000	31,729
5.25% 5/1/25	1,037,000	1,057,740
Iron Mountain
4.50% 2/15/31	844,000	834,378
5.25% 3/15/28	1,649,000	1,712,899
MGM Growth Properties Operating Partnership
3.88% 2/15/29	790,000	786,939
4.63% 6/15/25	852,000	898,605
5.75% 2/1/27	1,794,000	1,977,768
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
RHP Hotel Properties / RHP Finance
4.50% 2/15/29	813,000	$ 816,228
4.75% 10/15/27	2,063,000	2,111,728
5.00% 4/15/23	262,000	262,157
SBA Communications 3.13% 2/1/29	952,000	915,015
VICI Properties
3.50% 2/15/25	81,000	82,468
3.75% 2/15/27	470,000	470,000
4.13% 8/15/30	350,000	353,045
4.25% 12/1/26	2,874,000	2,940,346
4.63% 12/1/29	1,346,000	1,396,287
		16,647,332
Retail–2.59%
1011778 BC / New Red Finance 4.00% 10/15/30	640,000	617,600
1011778 BC ULC / New Red Finance
3.50% 2/15/29	320,000	311,200
3.88% 1/15/28	340,000	343,652
4.25% 5/15/24	1,069,000	1,081,539
Asbury Automotive Group
4.50% 3/1/28	172,000	175,941
4.75% 3/1/30	161,000	166,313
Gap 8.88% 5/15/27	260,000	303,550
Group 1 Automotive 4.00% 8/15/28	47,000	46,706
IRB Holding 7.00% 6/15/25	415,000	446,727
L Brands
6.75% 7/1/36	190,000	224,200
6.88% 7/1/25	141,000	156,679
6.88% 11/1/35	155,000	184,727
9.38% 7/1/25	103,000	128,235
Lithia Motors 4.38% 1/15/31	681,000	706,841
Macy's 8.38% 6/15/25	1,003,000	1,109,087
Murphy Oil 3.75% 2/15/31	252,000	247,697
NMG Holding / Neiman Marcus Group 7.13% 4/1/26	1,920,000	1,958,400
Nordstrom
4.38% 4/1/30	260,000	266,171
8.75% 5/15/25	775,000	877,117
PetSmart / PetSmart Finance
4.75% 2/15/28	586,000	599,308
7.75% 2/15/29	366,000	396,177
Rite Aid
7.50% 7/1/25	823,000	854,891
8.00% 11/15/26	2,161,000	2,269,050
Staples
7.50% 4/15/26	2,528,000	2,666,408
10.75% 4/15/27	1,893,000	1,869,338
Superior Plus / Superior General Partner 4.50% 3/15/29	369,000	372,764

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
White Cap Buyer 6.88% 10/15/28	369,000	$ 391,764
Yum! Brands
3.63% 3/15/31	784,000	753,620
4.63% 1/31/32	825,000	841,504
4.75% 1/15/30	758,000	801,433
7.75% 4/1/25	380,000	415,625
		21,584,264
Semiconductors–0.67%
AMS 7.00% 7/31/25	390,000	417,422
Entegris 4.38% 4/15/28	2,300,000	2,371,645
Microchip Technology 4.25% 9/1/25	439,000	458,644
ON Semiconductor 3.88% 9/1/28	1,902,000	1,956,492
Synaptics 4.00% 6/15/29	366,000	363,182
		5,567,385
Software–0.97%
Black Knight InfoServ 3.63% 9/1/28	744,000	731,062
BY Crown Parent / BY Bond Finance 4.25% 1/31/26	643,000	667,710
CDK Global 5.25% 5/15/29	1,515,000	1,625,322
MSCI 3.63% 9/1/30	135,000	137,275
Nuance Communications 5.63% 12/15/26	1,505,000	1,578,369
SS&C Technologies 5.50% 9/30/27	2,235,000	2,380,387
Twilio
3.63% 3/15/29	360,000	364,439
3.88% 3/15/31	360,000	367,689
ZoomInfo Technologies/ZoomInfo Finance 3.88% 2/1/29	208,000	203,992
		8,056,245
Telecommunications–9.85%
Altice France
7.38% 5/1/26	3,315,000	3,447,931
8.13% 2/1/27	1,985,000	2,175,758
Altice France Holding
6.00% 2/15/28	380,000	374,410
10.50% 5/15/27	1,794,000	2,017,748
CenturyLink
4.00% 2/15/27	520,000	531,144
4.50% 1/15/29	390,000	380,367
5.13% 12/15/26	2,264,000	2,384,852
6.88% 1/15/28	450,000	501,043
7.50% 4/1/24	667,000	747,607
Cincinnati Bell
7.00% 7/15/24	1,077,000	1,110,656
8.00% 10/15/25	747,000	794,558
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
CommScope
5.50% 3/1/24	693,000	$ 714,656
6.00% 3/1/26	2,946,000	3,104,156
8.25% 3/1/27	1,824,000	1,951,680
CommScope Technologies
5.00% 3/15/27	485,000	480,456
6.00% 6/15/25	86,000	87,724
Embarq 8.00% 6/1/36	3,085,000	3,554,568
Frontier Communications
5.00% 5/1/28	2,100,000	2,138,598
5.88% 10/15/27	720,000	763,200
‡6.88% 1/15/25	690,000	446,775
‡7.13% 1/15/23	295,000	191,013
‡7.63% 4/15/24	385,000	254,100
‡11.00% 9/15/25	1,150,000	786,312
Hughes Satellite Systems 6.63% 8/1/26	679,000	752,400
‡Intelsat Jackson Holdings
5.50% 8/1/23	3,134,000	1,919,575
8.00% 2/15/24	2,226,000	2,303,910
8.50% 10/15/24	3,737,000	2,343,006
9.75% 7/15/25	1,050,000	648,375
Level 3 Financing
3.63% 1/15/29	552,000	534,750
4.63% 9/15/27	346,000	356,093
5.25% 3/15/26	1,293,000	1,331,790
5.38% 5/1/25	2,627,000	2,682,167
Plantronics
4.75% 3/1/29	630,000	618,975
5.50% 5/31/23	1,361,000	1,366,764
Qwest 7.25% 9/15/25	210,000	246,225
Sprint
7.13% 6/15/24	4,648,000	5,351,010
7.63% 2/15/25	1,829,000	2,181,082
7.63% 3/1/26	4,933,000	6,041,445
7.88% 9/15/23	3,985,000	4,554,855
Sprint Capital
6.88% 11/15/28	313,000	394,684
8.75% 3/15/32	5,348,000	7,908,355
Switch 3.75% 9/15/28	428,000	421,460
Telecom Italia Capital
6.00% 9/30/34	325,000	368,599
6.38% 11/15/33	878,000	1,033,459
T-Mobile USA
2.25% 2/15/26	436,000	439,135
4.50% 2/1/26	2,405,000	2,460,616
4.75% 2/1/28	3,151,000	3,350,357
5.13% 4/15/25	380,000	385,856
6.00% 4/15/24	1,065,000	1,072,987
United States Cellular 6.70% 12/15/33	1,063,000	1,287,495
Zayo Group Holdings 4.00% 3/1/27	805,000	790,912
		82,085,649

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Toys Games Hobbies–0.30%
Mattel
3.38% 4/1/26	300,000	$ 309,732
3.75% 4/1/29	374,000	376,338
5.88% 12/15/27	845,000	927,658
6.75% 12/31/25	810,000	851,674
		2,465,402
Transportation–0.41%
XPO Logistics
6.13% 9/1/23	1,212,000	1,233,186
6.75% 8/15/24	2,092,000	2,193,985
		3,427,171
Trucking & Leasing–0.07%
DAE Funding 4.50% 8/1/22	549,000	552,431
		552,431
Total Corporate Bonds (Cost $701,840,712)		725,546,320
LOAN AGREEMENTS–4.71%
•Advanz Pharma Tranche B 1st Lien 6.50% (LIBOR01M + 5.50%) 9/6/24	1,178,950	1,176,981
•American Axle and Manufacturing Tranche B 1st Lien 3.00% (LIBOR01M + 2.25%) 4/6/24	196,732	195,534
•Ascend Learning 4.75% (LIBOR01M + 3.75%) 7/12/24	317,604	317,407
•Axalta Coating Systems US Holdings Tranche B3 1st Lien 1.95% (LIBOR03M + 1.75%) 6/1/24	686,113	682,490
•Bausch Health Companies 3.11% (LIBOR01M + 3.00%) 6/2/25	2,449,029	2,439,747
•Buckeye Partners 2.36% (LIBOR01M + 2.25%) 11/1/26	749,337	745,433
•BWAY Holding Company 3.44% (LIBOR03M + 3.25%) 4/3/24	388,324	379,587
•CCI Buyer 4.75% (LIBOR01M + 4.00%) 12/17/27	608,823	609,395
•Cincinnati Bell 1st Lien 4.25% (LIBOR01M + 3.25%) 10/2/24	943,004	941,383
•Claire's Stores 6.61% (LIBOR01M + 6.50%) 12/18/26	1,183,065	1,115,630
•Cornerstone OnDemand 4.36% (LIBOR01M + 4.25%) 4/22/27	542,849	542,936
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•CSC Holdings Tranche B 1st Lien 2.36% (LIBOR01M + 2.25%) 1/15/26	362,600	$ 357,161
•Dole Food Company Tranche B 1st Lien 3.75% (LIBOR01M + 2.75%) 4/6/24	758,170	757,435
•Ensemble RCM 1st Lien 3.96% (LIBOR03M + 3.75%) 8/3/26	140,324	139,929
•Envision Healthcare Corporation 3.86% (LIBOR01M + 3.75%) 10/10/25	625,203	537,937
=•FGI Operating Company 1st Lien 10.20% (LIBOR03M + 10.00%) 5/16/22	119,117	59,558
•Graham Packaging Company 4.75% (LIBOR01M + 3.75%) 8/4/27	1,105,058	1,097,400
•Greeneden U.S. Holdings II 4.75% (LIBOR01M + 4.00%) 12/1/27	1,003,202	1,002,449
•Gulf Finance Tranche B 1st Lien 6.25% (LIBOR03M + 5.25%) 8/25/23	194,467	160,573
•iHeartCommunications 3.11% (LIBOR01M + 3.00%) 5/1/26	1,496,062	1,476,659
•Informatica 3.36% (LIBOR01M + 3.25%) 2/25/27	303,930	301,347
•IRB Holding Corp 4.25% (LIBOR03M + 3.25%) 12/15/27	837,500	833,572
•Meredith Corporation
2.61% (LIBOR01M + 2.50%) 1/31/25	657,710	649,739
5.25% (LIBOR03M + 4.25%) 1/31/25	1,002,425	1,016,419
Moran Foods
=^0.00% 4/1/23	199,821	199,821
•8.00% (LIBOR03M + 7.00%) 4/1/24	1,242,314	1,292,006
•11.75% (LIBOR03M + 10.75%) 10/1/24	825,717	718,374
•MPH Acquisition Holdings Tranche B 1st Lien 3.75% (LIBOR03M + 2.75%) 6/7/23	3,063,531	3,045,089
•Park River Holdings 4.00% (LIBOR03M + 3.25%) 12/28/27	468,000	464,785
•Petco Health and Wellness Company 4.00% (LIBOR03M + 3.25%) 3/3/28	1,330,000	1,323,975

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Revlon Consumer Products Corporation Tranche B 1st Lien 4.25% (LIBOR03M + 3.50%) 9/7/23	1,407,685	$ 659,852
•Reynolds Group Holdings 1st Lien 2.86% (LIBOR01M + 2.75%) 2/5/23	289,684	288,282
•Sabre GLBL 4.75% (LIBOR01M + 4.00%) 12/17/27	521,769	526,663
•Scientific Games International Tranche B5 1st Lien 2.86% (LIBOR01M + 2.75%) 8/14/24	1,996,683	1,956,609
•Serta Simmons Bedding 8.50% (LIBOR01M + 7.50%) 8/10/23	1,435,195	1,367,468
•Shutterfly 7.00% (LIBOR03M + 6.00%) 9/25/26	584,706	585,519
•SP PF Buyer 4.61% (LIBOR01M + 4.50%) 12/22/25	962,927	927,617
•Spirit Aerosystems 6.00% (LIBOR01M + 5.25%) 1/15/25	436,905	438,181
•Steinway Musical Instruments 4.75% (LIBOR01M + 3.75%) 2/14/25	304,843	300,779
•Titan Acquisition Limited 3.27% (LIBOR06M + 3.00%) 3/28/25	299,574	293,082
•Triton Water Holdings 4.00% (LIBOR03M + 3.50%) 3/31/28	798,684	794,938
•Truck Hero 4.50% (LIBOR01M + 3.75%) 1/31/28	225,600	224,880
•U.S. Renal Care 5.13% (LIBOR01M + 5.00%) 6/26/26	1,510,827	1,500,916
•UFC Holdings 1st Lien 4.25% (LIBOR06M + 3.25%) 4/29/26	908,655	904,394
•Vertical Midco GmbH 4.48% (LIBOR06M + 4.25%) 7/30/27	875,306	876,619
•Vertiv Group Corporation 2.93% (LIBOR01M + 2.75%) 3/2/27	471,435	467,409
•White Cap Buyer 4.50% (LIBOR06M + 4.00%) 10/19/27	1,565,077	1,561,165
•Zayo Group Holdings 3.11% (LIBOR01M + 3.00%) 3/9/27	970,961	962,445
Total Loan Agreements (Cost $39,585,567)		39,217,569

	Number of Shares	Value (U.S. $)
COMMON STOCK–2.33%
†Advanz Pharma	79,626	$ 1,353,642
†California Resources	173,110	4,165,027
†πCalifornia Resources	93,863	2,258,344
†Chesapeake Energy	1,926	83,569
=Claire's Stores	1,493	317,262
†Clear Channel Outdoor Holdings	169,362	304,852
†EP Energy	31,130	2,334,750
=†Goodman Networks	22,179	0
†iHeartMedia Class A	50,760	921,294
=Moran Foods	53,727	308,928
=MYT Holding	502,370	2,989,101
†πNeiman Marcus Group	483	34,052
†Neiman Marcus Group	5,708	402,414
Oasis Petroleum	29,238	1,736,445
†Penn Virginia	2,328	31,195
=†Remington Outdoor	9,637	0
=Telford Offshore	26,723	0
Vistra	60,633	1,071,991
†Whiting Petroleum	31,771	1,126,282
Total Common Stock (Cost $18,446,895)		19,439,148
PREFERRED STOCKS–0.42%
=Claire's Stores 0.00%	1,047	2,067,825
=Goodman Networks 0.00%	26,388	264
=†MYT Holding 10.00% 6/6/29	1,259,081	1,473,124
Total Preferred Stocks (Cost $1,486,359)		3,541,213
RIGHTS–0.03%
=†Vistra Energy CVR	188,914	221,974
Total Rights (Cost $0)		221,974
WARRANTS–0.04%
†Chesapeake Energy exp 2/09/26 exercise price $27.63	5,888	121,411
†Chesapeake Energy exp 2/09/26 exercise price $32.13	6,543	129,159
†Chesapeake Energy exp 2/09/26 exercise price $36.18	3,635	61,068
=†Neiman Marcus Group exp 9/24/27 $0.00	13,698	137
=†Windstream Service exp 10/31/25 $0.00	1,567	21,734
Total Warrants (Cost $1,624,264)		333,509

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.84%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	40,312,180	$ 40,312,180
Total Money Market Fund (Cost $40,312,180)		40,312,180

TOTAL INVESTMENTS–99.59% (Cost $804,697,843)	830,195,528

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.41%	3,437,089
NET ASSETS APPLICABLE TO 76,895,401 SHARES OUTSTANDING–100.00%	$833,632,617

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
@ PIK. 100% of the income received was in the form of additional par.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
^ Zero coupon security. The rate shown is the yield at the time of purchase.
† Non-income producing.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2021, the aggregate value of restricted securities was $2,292,396, which represented 0.27% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
California Resources	10/28/2020	$998,673	$2,258,344
Neiman Marcus Group	9/22/2020	—	34,052
Total		$998,673	$2,292,396

Summary of Abbreviations:
CVR–Contingent Value Rights
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
MSCI–Morgan Stanley Capital International
RBS–Royal Bank of Scotland
See accompanying notes.
LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan High Yield Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.
 Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$—	$1,583,615	$—	$1,583,615
Corporate Bonds
Advertising	—	2,931,422	—	2,931,422
Aerospace & Defense	—	9,121,343	—	9,121,343
Airlines	—	7,170,176	—	7,170,176
Apparel	—	723,531	—	723,531
Auto Manufacturers	—	20,230,871	—	20,230,871
LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Auto Parts & Equipment	$—	$21,642,960	$—	$21,642,960
Banks	—	8,566,991	—	8,566,991
Beverages	—	480,420	—	480,420
Biotechnology	—	1,715,364	—	1,715,364
Building Materials	—	9,464,963	—	9,464,963
Chemicals	—	19,622,631	—	19,622,631
Commercial Services	—	29,359,498	—	29,359,498
Computers	—	12,156,866	—	12,156,866
Cosmetics & Personal Care	—	1,656,510	—	1,656,510
Distribution/Wholesale	—	3,337,975	—	3,337,975
Diversified Financial Services	—	14,485,447	—	14,485,447
Electric	—	8,552,107	11,303	8,563,410
Electrical Components & Equipment	—	6,065,550	—	6,065,550
Electronics	—	2,872,718	—	2,872,718
Engineering & Construction	—	2,290,525	—	2,290,525
Entertainment	—	21,778,884	—	21,778,884
Environmental Control	—	2,583,160	—	2,583,160
Food	—	17,810,487	—	17,810,487
Food Service	—	951,617	—	951,617
Gas	—	1,871,544	—	1,871,544
Health Care Products	—	5,066,542	—	5,066,542
Health Care Services	—	62,175,955	—	62,175,955
Home Furnishings	—	3,104,405	—	3,104,405
Household Products Wares	—	5,881,658	—	5,881,658
Housewares	—	4,468,598	—	4,468,598
Internet	—	10,095,651	—	10,095,651
Iron & Steel	—	4,280,242	—	4,280,242
Leisure Time	—	6,973,600	—	6,973,600
Lodging	—	16,841,977	—	16,841,977
Machinery Construction & Mining	—	3,890,780	—	3,890,780
Machinery Diversified	—	2,169,451	—	2,169,451
Media	—	88,779,807	—	88,779,807
Metal Fabricate & Hardware	—	1,211,513	—	1,211,513
Mining	—	11,110,165	—	11,110,165
Miscellaneous Manufacturing	—	1,912,623	—	1,912,623
Office Business Equipment	—	1,994,630	—	1,994,630
Oil & Gas	—	41,537,538	—	41,537,538
Oil & Gas Services	—	1,447,881	—	1,447,881
Packaging & Containers	—	17,375,186	—	17,375,186
Pharmaceuticals	—	27,895,701	—	27,895,701
Pipelines	—	38,791,951	—	38,791,951
Real Estate	—	699,724	—	699,724
Real Estate Investment Trusts	—	16,647,332	—	16,647,332
Retail	—	21,584,264	—	21,584,264
Semiconductors	—	5,567,385	—	5,567,385
Software	—	8,056,245	—	8,056,245
Telecommunications	—	82,085,649	—	82,085,649
Toys Games Hobbies	—	2,465,402	—	2,465,402
Transportation	—	3,427,171	—	3,427,171
Trucking & Leasing	—	552,431	—	552,431
Loan Agreements	—	38,958,190	259,379	39,217,569
Common Stock	13,500,266	2,323,591	3,615,291	19,439,148
Preferred Stocks	—	—	3,541,213	3,541,213
Rights	—	—	221,974	221,974
Warrants	311,638	—	21,871	333,509
Money Market Fund	40,312,180	—	—	40,312,180
Total Investments	$54,124,084	$768,400,413	$7,671,031	$830,195,528
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP JPMorgan High Yield Fund–16